Components of Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Line Items]
Accrued tender expenses	$ 6,863	$ 6,750
Accrued construction costs	9,728	9,180
Accrued operating expenses	32,078	28,007
Accrued professional fees	7,197	10,297
Accrued dispute charges	9,700	9,700
Deferred income from government subsidies	19,806	17,647
Guarantee deposits from distributors	13,731	11,172
Accrued interest expenses	1,325	698
Accrued warranty provision	13,583	11,417	9,342	5,822
Accrued sales incentives	3,783	2,428
Others	1,157	1,232
Other payables	$ 118,951	$ 108,528